Leases - Summary of Rental Income from Lease Agreements as Lessor with Both Third Parties and Related Parties (Detail) - Third Parties And RelatedParties [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases Lease Income [Line Items]
Rental Income	¥ 982,858	¥ 1,773,333	¥ 3,325,714
Lianwai Kindergarten [Member]
Operating Leases Lease Income [Line Items]
Rental Income	754,285	754,285	754,285
Lishui Yuanmeng Training Company Limited [Member]
Operating Leases Lease Income [Line Items]
Rental Income	152,382	914,287	1,619,048
Grocery Stores [Member]
Operating Leases Lease Income [Line Items]
Rental Income	¥ 76,191	¥ 104,761	¥ 952,381